GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 19,091	$ 19,377
Foreign currency translation adjustments	(686)	(286)
Ending balance	$ 18,405	$ 19,091